Financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets, carrying amount	$ 970,023,509	$ 805,826,645
Financial assets, fair value	970,023,509	805,826,645
Financial liabilities, carrying amount	493,025,054	500,925,008
Financial assets, fair value	493,025,054	500,925,008
Trade And Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Financial assets, carrying amount	448,597,959	466,273,939
Financial assets, fair value	448,597,959	466,273,939
Other Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets, carrying amount	483,744,867	334,498,071
Financial assets, fair value	483,744,867	334,498,071
Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Financial assets, carrying amount	37,680,683	5,054,635
Financial assets, fair value	37,680,683	5,054,635
Loans And Borrowings [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities, carrying amount	493,025,054	500,925,008
Financial assets, fair value	$ 493,025,054	$ 500,925,008